Trade and other payables - Summary of Trade and Other Liabilities (Detail) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Trade payables	€ 4,562,900	€ 2,909,725
Total Trade And Other Payables	€ 4,562,900	€ 2,909,725